J.P. Morgan Acceptance Corp II ABS-15G

Exhibit 99.11

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on HELOC mortgage loans on behalf of its client, JPMorgan Chase Bank, National Association. The review included a total of nine hundred twenty-two (922) residential mortgage loans, in connection with the securitization identified as JPMMT 2026-HE1 (the “Securitization”). The Review was conducted from February 2024 through January 2026 on HELOC mortgage loans originated between December 2023 and December 2025. Of the 922 HELOC mortgage loans, 168 included redraws and were included in prior securitizations. The Scope of Review defined within applies to the full sample population.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	Eligibility Review
i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report
b.	Validate LTV, CLTV, and HLTV
c.	Review borrower's occupancy

d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history
e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt
f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Truth in Lending Act (TILA)

i.	Prohibited Acts and Practices: Review the HELOC disclosures to determine if any prohibited acts or practices are evidenced in the agreements. The review includes the following:
o	The required use of a publicly available index
o	No unilateral changes in terms, acceleration, or termination, unless expressly permitted No unpermitted collection of non-refundable fees
ii.	Early Disclosure: A Review of the HELOC Early Disclosures to ensure the proper format, timing, and content was provided in accordance with the TILA regulations. The review includes, but is not limited to:
o	All required early disclosures were provided within three days of the application date
o	The format and content of the early disclosures appear in the proper order and structure required under Reg Z
iii.	Initial Disclosure: A review of the HELOC Initial Disclosures to ensure the proper format and content was provided in accordance with the TILA regulations. The review includes, but is not limited to:
o	The format and content of the initial disclosures are provided as required under Reg Z
o	A statement of billing rights was provided at closing that aligns with the model form under appendix G of Reg Z
iv.	Identify Tolerance Violations and applicable cost to cure
b.	Recalculation of APR and Finance Charge

c.	Testing of:
i.	Federal High-Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High-Cost provisions

iv.	HOEPA Points and Fees
v.	Points & Fees Test
vi.	Prepayment Penalty Test
vii.	Product Eligibility Testing

d.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures

i.	HELOC Booklet
ii.	Counselling requirements of TILA, as implemented by Reg Z
iii.	ARM Disclosure
e.	Notice of Right to Cancel (Rescission) Review

i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type
f.	Loan Originator and Compensation Steering, as implemented by Regulation Z, 12 C.F.R 1026.36: Review relevant documentation to determine if compensation to a Loan Originator was based on a term of the transaction. Review relevant documentation to determine if there was dual compensation. Review the presence of the mortgage loan option disclosure to determine if the Steering Safe Harbor provisions were satisfied

g.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents
h.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

i.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the nine hundred twenty-two (922) mortgage loans reviewed, eight hundred fifty-seven (857) unique mortgage loans (92.95% by loan count) had a total of one thousand four hundred ninety (1,490) tape discrepancies across thirty-three (33) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Interest Only Flag	474	31.81%
Interest Rate	379	25.44%
Initial Monthly P&I Or IO Payment	302	20.27%
Borrower 1 FTHB	66	4.43%
Loan Amount	65	4.36%
Qualifying CLTV	57	3.83%
Qualifying LTV	44	2.95%
Borrower 1 Self-Employment Flag	25	1.68%
Qualifying Total Debt Income Ratio	12	0.81%
Borrower 2 Self-Employment Flag	10	0.67%
Total Qualified Assets Post-Close	10	0.67%
Borrower 2 SSN	5	0.34%
Borrower 2 Citizen	4	0.27%
Borrower 1 Citizen	4	0.27%
Borrower 1 Last Name	4	0.27%
Borrower 1 SSN	4	0.27%
Primary Appraised Property Value	3	0.20%
Property State	2	0.13%
Borrower 1 First Name	2	0.13%
Qualifying FICO	2	0.13%
Borrower 2 First Name	2	0.13%
Property City	2	0.13%
Occupancy	2	0.13%
Number of Units	1	0.07%
Borrower 1 Birthdate	1	0.07%
Property Zip Code	1	0.07%
Borrower 1 Marital Status	1	0.07%
Note Type	1	0.07%
Borrower 3 First Name	1	0.07%
Application Date	1	0.07%
Borrower 2 Marital Status	1	0.07%
Borrower 3 Last Name	1	0.07%
First Payment Date	1	0.07%
Grand Total	1490	100.00%

OVERALL RESULTS SUMMARY

Of the nine hundred twenty-two (922) mortgage loans reviewed, none of them received a Property Review.

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	857	$103,399,926.00	92.95%
Event Grade B	65	$7,549,255.00	7.05%
Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	922	$110,949,181.00	100.00%
Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	906	98.26%
Event Grade B	16	1.74%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	922	100.00%
Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	873	94.69%
Event Grade B	49	5.31%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	922	100.00%
Valuation Results: *Valuation review was not performed on the sample population
Event Grade	Loan Count	Percent of Sample
Event Grade A	0	0%

Event Grade B	0	0%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	0	0%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	755
		Property/Appraisal General	21
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	15
		Audited DTI Exceeds Guideline DTI	15
		Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	12
		The Initial 1003 is Missing	10
		The Total Hazard Coverage is LESS than the Required Coverage Amount	7
		Flood Certificate Missing	6
		Hazard Insurance Policy is Partial	5
		Borrower 1 Photo Identification not provided	4
		Title Document Missing	4
		The Note is Incomplete	4
		Housing History Does Not Meet Guideline Requirements	4
		Borrower 1 Credit Report is Missing	4
		Income and Employment Do Not Meet Guidelines	4
		FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	4
		Missing Property Tax Cert	4
		Approval/Underwriting Summary Not Provided	4
		Appraisal is Missing	4
		Audited FICO is less than Guideline FICO	4
		Hazard Insurance Effective Date is after the Disbursement Date	4
		The Note is Missing	3
		Verification of Borrower Liabilities Missing or Incomplete	3
		Borrower 1 Paystubs Missing	3
		Borrower 2 Photo Identification not provided	3
		Borrower 1 W2/1099 Missing	3
		Delinquent Credit History Does Not Meet Guideline Requirements	2
		HO6 Master Insurance Policy is Missing	2
		PUD Rider is Missing	2
		Borrower 1 CPA Letter Missing	2
		Missing Taxpayer First Act Disclosure	2
		The Final 1003 is Incomplete	2
		Borrower 1 Personal Tax Returns Missing	2
		The Final 1003 is Missing	2
		The Deed of Trust is Missing	2
		Borrower 1 3rd Party VOE Prior to Close Missing	2
		Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	2
		Balloon Rider is Missing	2
		Borrower 2 3rd Party VOE Prior to Close Missing	2
		Missing legal documents for senior or subordinate lien	2
		Third Party Fraud Report not Provided	2
		Borrower 1 Business Tax Returns Missing	1
		Missing Balance Sheet	1
		Income 1 Months Income Verified is Missing	1
		Borrower 2 Credit Report is Missing	1
		Property Title Issue	1
		Title Document is Partially Present	1
		Citizenship Documentation Not Provided	1
		Borrower 2 W2/1099 Missing	1
		Borrower 1 Separation Agreement Missing	1
		FEMA Post Disaster Inspection Report not Provided	1
		Borrower residency documentation not provided or issue with documentation	1
		Missing Lender Income Calculation Worksheet	1
		1-4 Family Rider is Missing	1
		Missing letter of explanation	1
		The Deed of Trust is Incomplete	1
		Missing Letter of Explanation (Income)	1
		Borrower 1 Citizenship Documentation not provided	1
		Borrower 1 Award Letter Missing	1
		Condo Approval Missing	1
		Flood Insurance Policy Missing	1
		Income/Employment General	1
		Borrower 1 Lease Agreements Missing	1
		Borrower 1 Original Experian FICO score cannot be zero	1
		Missing Credit Report Supplement	1
		Borrower 1 YTD Profit & Loss Missing	1
		Missing Income - Award Letter	1
		Missing income documentation	1
		Hazard Insurance Policy is Missing	1
		Total Credit Grade (A) Exceptions:	967
	B	Title Coverage is Less than Subject Lien	6
		Audited Loan Amount is greater than Guideline Maximum Loan Amount	5
		Approval/Underwriting Summary Not Provided	3
		Property/Appraisal General	1
		Loan does not conform to program guidelines	1
		Total Credit Grade (B) Exceptions:	16

Compliance	A	No Compliance Findings	835
		eSigned Documents Consent is Missing	12
		HELOC Early Disclosure Is Not Within Three Days Of Application Date	8
		Right of Rescission is Missing	5
		HELOC Brochure Missing	5
		HELOC Authorization To Pay Missing	4
		HELOC Early Disclosure Missing	4
		Homeownership Counseling Disclosure Is Missing	4
		TILA Right of Rescission Test	3
		RESPA Homeownership Counseling Organizations Disclosure Date Test	3
		Final HUD-1 Document is Missing	3
		SC HCCHLA High Cost Home Loan Potential Negative Amortization Test	1
		Final CD: Disbursement Date is missing or inaccurate	1
		Homeownership Counseling Disclosure Is Partially Provided	1
		HELOC Early Disclosure Incomplete	1
		Right of Rescission is Partially Provided	1
		Collateral Protection Notice is Missing	1
		Mortgage not properly executed	1
		Or. Rev. Stat. Ann. § 746.201 Collateral Protection Notice was not provided (Disclosure Page v2)	1
		Non-Borrower Title Holder Did Not Receive Right of Rescission Form	1
		Total Compliance Grade (A) Exceptions:	895
	B	eSigned Documents Consent is Missing	48
		SC HCCHLA High Cost Home ARM Loan Points and Fees Threshold Test	1
		Missing Required Affiliated Business Disclosure	1
		Total Compliance Grade (B) Exceptions:	50

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.